Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Basis of consolidation

(a) Basis of consolidation

(i) Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Company reassesses whether or not it controls an entity if facts and circumstances indicate that there are changes to one or more of these elements. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(ii) Non-controlling interests (“NCI”)

NCI are measured at their proportionate share of the acquiree's identifiable net assets at the acquisition date. Changes in the Company's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii) Loss of control

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any non-controlling interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

(iv) Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(v) Associates

Associates are entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

Investments in associates are accounted for in the consolidated financial statements using the equity method of accounting. Equity accounting involves recording the investment in associates initially at cost, and recognizing the Company’s share of the post-acquisition results of associates in the consolidated income statement and the Company’s share of post-acquisition other comprehensive income in consolidated other comprehensive income. The cumulative post-acquisition movements are adjusted against the carrying amount of the investments in associates in the consolidated statement of financial position.

When the Company’s share of losses in an associate equals or exceeds its interest in the associate, the Company does not recognize further losses unless it has incurred or guaranteed obligations in respect of the associate.

Classes of financial instruments

(b) Classes of financial instruments

Financial instruments are both primary financial instruments, such as receivables and payables, and financial derivatives. For the Company’s primary financial instruments, reference is made to the treatment per the corresponding balance sheet item.

Financial derivatives are valued at fair value. Upon first recognition, financial derivatives are recognized at fair value and then revalued as at balance sheet date.

Foreign currencies

(c) Foreign currencies

(i) Foreign currency transactions

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated into the functional currency at the exchange rate when the fair value was determined. Foreign currency differences are generally recognized in profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are not translated.

(ii) Foreign operations

The assets and liabilities of foreign operations are translated into euro at exchange rates at the reporting date. The income and expenses of foreign operations are translated into euros at the exchange rates at the dates of the transactions. Foreign currency differences are recognized in OCI and accumulated in the translation reserve, except to the extent that the translation difference is allocated to NCI.

Recognition of other income

(d) Recognition of other income

Other income includes amounts earned from third parties and is recognized when earned in accordance with the substance and under the terms of the related agreements and when it is probable that the economic benefits associated with the transaction will flow to the Company and the amount of the income can be measured reliably. The grants are recognized in other income on a systematic basis over the period the Company recognizes as expenses the related costs for which the grants are expected to compensate.

Government grants — WBSO

(e) Government grants — WBSO

The WBSO (“afdrachtvermindering speur- en ontwikkelingswerk”) is a Dutch fiscal facility that provides subsidies to companies, knowledge centers and self-employed people who perform research and development activities (as defined in the WBSO Act). Under this Act, a contribution is paid towards the labor costs of employees directly involved in research and development. The contribution is in the form of a reduction of payroll taxes and social security contributions recognized on a net basis within the labor costs.

(Government) Grant income is not recognized until there is reasonable assurance that the Company will comply with the conditions attached to them. (Government) Grants are recognized in profit or loss on a systematic basis over the period the Company recognizes as expenses the related costs for which the grants are intended to compensate.

Employee benefits

(f) Employee benefits

(i) Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii) Share-based payment transactions

The grant-date fair value of equity-settled share-based payment awards granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

(iii) Pension obligations

The Company operates defined contribution pension plans for all employees funded through payments to insurance companies. The Company has no legal or constructive obligation to pay further contributions once the contributions have been paid. The contributions are recognized as employee benefit expense when employees have rendered the service entitling them to the contributions. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Taxation

(g) Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

(i) Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

(ii) Deferred tax

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Since the Company does not expect to be profitable in the foreseeable future, its deferred tax assets are valued at nil.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Property, plant and equipment

(h) Property, plant and equipment

(i) Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment. Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

(ii) Depreciation

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives and is recognized in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

• Buildings and leasehold improvements:	5-10	years;
• laboratory equipment:	5	years;
• other:	3-5	years.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate

Impairment of assets

(i) Impairment of assets

At the end of each reporting period, the Company reviews the carrying amounts of its non-current assets, including right-of-use assets, to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Financial assets

(j) Financial assets

All financial assets are recognized and derecognized on the trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery of the financial asset within the timeframe established by the market concerned, and are initially measured at fair value and subsequently measured at amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Specifically:

•

debt instruments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding, are measured subsequently at amortized cost, and

•	all other debt investments and equity investments are measured subsequently at fair value through profit or loss (FVTPL).

Contract receivables

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments for a period of greater than 120 days past due. Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Cash and cash equivalents

(k) Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with original maturities of three months or less that are convertible to a known amount of cash and bear an insignificant risk of change in value.

Financial liabilities and equity instruments

(l) Financial liabilities and equity instruments

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Compound financial instruments

Compound financial instruments issued by the Group comprise convertible notes denominated in euro that can be converted to share capital at the option of the holder, when the number of shares to be issued is fixed and does not vary with changes in fair value.

The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured.

Interest related to the financial liability is recognized in profit or loss. On conversion, the financial liability is reclassified to equity and no gain or loss is recognized.

Other financial liabilities

Other financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Borrowings and other financial liabilities are classified as ‘non-current liabilities,’ other than liabilities with maturities up to one year, which are classified as “current liabilities”.

The Company derecognizes financial liabilities when the liability is discharged, cancelled or expired. For all financial liabilities, the fair value approximates its carrying amount.

Leases

(m) Leases

The Company has applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Therefore, comparative information has not been restated and is presented applying IAS 17. The details of accounting policies under both IAS 17 and IFRS 16 are presented separately below.

Policies applicable from January 1, 2019

At inception of the contract, the Company assesses whether a contract is or contains a lease. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Company recognizes the lease payments in operating costs on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the interest rate implicit in the lease. When the interest rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise:

•	Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
•	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•	The amount expected to be payable by the Company under residual value guarantees;
•	The exercise price of purchase options, if the Company is reasonably certain to exercise the options; and
•	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

•

The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

•

The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

•

A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The right-of-use asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. It is subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use asset is presented under Property, Plant and Equipment in the consolidated statement of financial position, in the category Buildings and leasehold improvements.

As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Company has used this practical expedient.

Policies applicable before January 1, 2019

(i) Determining whether an arrangement contains a lease

At inception of an arrangement, the Company determines whether such an arrangement is or contains a lease.

At inception or on reassessment of an arrangement that contains a lease, the Company separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Company concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognized at an amount equal to the fair value of the underlying asset. Subsequently, the liability is reduced as payments are made and an imputed finance cost on the liability is recognized using the Company’s incremental borrowing rate.

(ii) Leased assets

Assets held by the Company under leases that transfer to the Company substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Assets held under other leases are classified as operating leases and are not recognized in the Company’s statement of financial position.

(iii) Lease payments

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.